SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of carrying amounts of the assets, liabilities, the results of operations and cash flows of the VIE and its subsidiaries

	September 30,	September 30,
	2025	2024
ASSETS
Current assets:
Cash and cash equivalents	$8,163,770	$4,474,803
Accounts receivable, net	4,244,340	1,542,956
Bank acceptance receivable	2,911,999	3,337,137
Inventories, net	6,343,756	5,049,688
Prepayment to suppliers, net	1,791,824	803,767
Other current assets	7,878,719	791,439
Total current assets	31,334,408	15,999,790
Property and equipment, net	8,066,240	6,525,047
CIP	4,031,448	5,640,063
Intangible assets, net	3,358,390	3,461,132
Goodwill	137,545,159	—
Operating lease right of use assets	315,959	—
Deferred tax assets	240,503	390,242
Other long term assets	106,923	—
Total assets	$184,999,030	$32,016,274
LIABILITIES
Current liabilities:
Bank loans	$1,618,465	$—
Insurance premium payables	1,328,853	—
Accounts payable	6,423,151	4,120,956
Contract liabilities	1,004,210	489,784
Advance from customers - related parties	349,314	—
Deferred government grants - current	80,032	78,718
Taxes payable	900,792	316,789
Operating lease liabilities, current	240,943	—
Accrued expenses and other payables	5,597,865	914,756
Total current liabilities	17,543,625	5,921,003
Operating lease liabilities, long term	79,311	—
Deferred government grants - noncurrent	240,154	134,394
Total liabilities	17,863,090	6,055,397

	For the Years ended
	September 30,
	2025	2024	2023
Net revenue	$37,621,473	$25,097,953	$46,471,478
(loss) Income from operations	$(436,272)	$622,896	$(1,722,218)
Net (loss) income	$(4,179)	$704,119	$(1,674,516)

	For the Years Ended
	September 30,
	2025	2024	2023
Net cash provided by operating activities	$3,082,400	$182,190	$1,203,386
Net cash used in investing activities	(2,029,927)	(2,333,429)	(3,700,105)
Net cash provided by (used in) financing activities	798,545	(491,728)	(1,190,278)
Effect of exchange rate on cash	1,837,949	241,575	(123,754)
Net increase (decrease) in cash, cash equivalents and restricted cash	$3,688,967	$(2,401,392)	$(3,810,751)

Schedule of estimated useful lives of the assets

Items	Useful life
Property and buildings	25 years
Machinery and equipment	5 years
Automobiles	4 years
Office and electric equipment	3 years

Schedule of estimated useful lives of intangible assets

Items	Useful life
Land use rights	50 years
Software	10 years
License for drug manufacturing	10 years

Schedule of shareholders' equity for the non-controlling interest from each subsidiary that is not 100% owned

	As of
	September 30,	September 30,
	2025	2024
Gansu QLS	$833,496	$1,146,121
Chengdu QLS and subsidiaries	163,835	181,315
Zhongqiao	22,045	22,069
Total	$1,019,376	$1,349,505

Schedule of selling, general and administrative, research and development expense

	For the Years Ended
	September 30,
	2025	2024	2023
Selling expense	$735,031	$592,839	$961,679
General and administrative expense	17,485,423	2,724,188	2,831,444
Research and development expense	672,669	1,361,499	568,470
Total	$18,893,123	$4,678,526	$4,361,593

Schedule of computation of basic and diluted loss per share

	For the Years ended September 30,
	2025	2024	2023
Numerator:
Net loss attributable to ordinary shareholders	$(19,941,242)	$(1,442,830)	$(7,780,620)

Denominator:
Weighted-average number of ordinary shares outstanding – basic	113,261,317	7,226,480	7,226,480
Weighted-average number of ordinary shares outstanding – diluted	113,261,317	7,226,480	7,226,480
Earnings per share – basic	$(0.18)	$(0.20)	$(1.08)	*
Earnings per share – diluted	$(0.18)	$(0.20)	$(1.08)	*

* The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation.

Schedule of currency exchange rates

	September 30, 2025	September 30, 2024	September 30, 2023
Year-end spot rate	US$1=RMB 7.1055	US$1=RMB 7.0074	US$1=RMB 7.2960

Average rate	US$1=RMB 7.1628	US$1=RMB 7.1178	US$1=RMB 7.0533

Schedule of reconciliation of the beginning and ending balance of the assets and liabilities measured at fair value on recurring basis

	As of	As of
	September 30,	September 30,
	2025	2024
Beginning balance	$8,323,587	$13,943,019
Purchase (Redemption)	370,518	(4,800,000)
Change in fair value	(7,699,210)	(819,432)
Ending balance	$994,895	$8,323,587